Exhibit 99.14

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2021-J2
Start - End Dates:	1/2021 - 6/2021
Deal Loan Count:	139

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Property Valuations	Appraisal	PRVAAPPR239	Reduced appraisal form does not meet guidelines	1
Property Valuations	Appraisal	PRVAAPPR5344	Alternate Valuation product used.	2
Compliance	Right of Rescission	CMPROR117	ROR - Expiration date on form prior to end of rescission period	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	2
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	3
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	1
Total				13

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